Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 1,093,028	¥ 916,175
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		710,400	744,626
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		101,958	92,355
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		222,785	267,268
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		187,939	182,903
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		84,199	97,688
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		113,519	104,412
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[1]	382,628	171,549
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		358,584	151,789
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		13,550	9,564
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		252,605	133,533
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[2]	252,605	133,533
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		54,689	41,793
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		40,779	42,511
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investment Funds [Member] | Common Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 138,987	¥ 27,224

[1]	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥151,789 million and ¥9,564 million, respectively, at March 31, 2016 and ¥358,584 million and ¥13,550 million, respectively, at March 31, 2017.
[2]	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥41,793 million, ¥42,511 million and ¥27,224 million, respectively, at March 31, 2016 and ¥54,689 million, ¥40,779 million and ¥138,987 million, respectively, at March 31, 2017.